UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2025

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

GGM Macro Alignment ETF

(GGM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 1, 2024 to August 31, 2025.You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$72	0.74%

How did the Fund perform during the reporting period?

• Year ending 8/31/2025, the GGM ETF returned -5.28%, trailing the benchmark return of +15.88%

• Underperformance was primarily driven by two factors: economic prediction and narrowing sector performance.

   o Over the relevant period, we saw an abnormal number of “misses” in the context of our growth predictions. We believe this to be two pronged. Firstly, this may have been due to AI productivity gains. Secondly, we believe there is ample evidence of both fiscal and monetary policy allowing the market to “run hot”.

   o Combined with the above factors, sector and market cap performance continue to be dominated by AI and mega cap tech. Diversification, inside of the US, continued to underperform and our fund was no different. As noted prior, we cannot hold more than two majority tech funds at a time and must hold 3 sectors, capping our potential upside performance. Most importantly, we do not believe this to be a risk or downside to the fund, merely a symptom of the current market. Over a full market cycle, we continue to believe that diversification, in the form of our fund, will provide alpha.

   o We believe that an expanding difference between “economy” and “market” is the core reason behind our growth prediction misses. Questions remain of whether this is a function of rate/inflation policy secularly changing from the prior 15 years or an outlier period. To account for this, we continue to look for improvements in our estimation model.

• We believe the UnitedHealth Group Inc. criminal investigation drawdown of Q2 was a material factor in Health Care Select Sector SPDR Fund underperformance and continues to be so.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

GGM Macro Alignment ETF - NAV
S&P 500® Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,298
$10,936
09/25/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
08/31/25

	GGM Macro Alignment ETF - NAV	S&P 500® Index
09/25/23	$10,000	$10,000
09/30/23	$9,792	$9,889
12/31/23	$10,641	$11,045
03/31/24	$11,007	$12,211
06/30/24	$11,023	$12,734
09/30/24	$11,847	$13,483
12/31/24	$11,160	$13,808
03/31/25	$10,537	$13,218
06/30/25	$10,683	$14,665
08/31/25	$10,936	$15,298

Average Annual Total Returns

	1 Year	Since Inception (September 25, 2023)
GGM Macro Alignment ETF - NAV	-5.28%	4.74%
S&P 500® Index	15.88%	24.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$17,975,412
  Number of Portfolio Holdings5
  Advisory Fee $151,400
  Portfolio Turnover467%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
79.0%
Fixed Income
19.4%
Other Assets in Excess of Liabilities
1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
Fixed Income	19.4%
Equity	79.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First Trust Value Line Dividend Index Fund	20.2%
Utilities Select Sector SPDR Fund	20.0%
Energy Select Sector SPDR Fund	19.6%
SPDR Portfolio Long Term Treasury ETF	19.4%
Consumer Staples Select Sector SPDR Fund	19.2%

Material Fund Changes

On March 21, 2025 (the "Effective Date"), Waverly Advisors, LLC (“Waverly Advisors”) completed its acquisition of Grant/GrossMendelsohn, LLC, doing business as GGM Wealth Advisors (“GGM”), the Fund's adviser, and was appointed as the Fund’s new adviser pursuant to an interim advisory agreement.  On May 14, 2025, shareholders of the Fund approved a new advisory agreement with Waverly Advisors and a new sub-advisory agreement with Penserra Capital Management LLC (“Penserra”), each effective the same date.  For more complete information, you may review the Fund's prospectus dated December 30, 2024, as supplemented March 31, 2025, and October 14, 2025, at https://regdocs.blugiant.com/ggm-macro-alignment-etf/.

GGM Macro Alignment ETF

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://regdocs.blugiant.com/ggm-macro-alignment-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-GGM

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Keith Rhodes is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhodes is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$10,250
2024	$10,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$2,750
2024	$2,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025 and August 31, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

GGM Macro Alignment ETF

(Symbol:GGM)

Annual Financial Statements

and

Additional Information

August 31, 2025

1-800-966-9991

www.ggmetf.com

GGM MACRO ALIGNMENT ETF

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	EQUITY - 79.0%
42,719	Consumer Staples Select Sector SPDR Fund	$3,450,841
38,994	Energy Select Sector SPDR Fund	3,524,668
77,999	First Trust Value Line Dividend Index Fund	3,621,493
42,661	Utilities Select Sector SPDR Fund	3,597,176
		14,194,178
	FIXED INCOME - 19.4%
133,284	SPDR Portfolio Long Term Treasury ETF	3,494,706

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,047,416)	17,688,884

	TOTAL INVESTMENTS - 98.4% (Cost $17,047,416)	$17,688,884
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	286,528
	NET ASSETS - 100.0%	$17,975,412

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

GGM Macro Alignment ETF

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2025

ASSETS
Investment securities:
At cost	$17,047,416
At fair value	$17,688,884
Cash	293,541
Dividend receivable	5,576
TOTAL ASSETS	17,988,001

LIABILITIES
Investment advisory fees payable	12,589
TOTAL LIABILITIES	12,589
NET ASSETS	$17,975,412

Net Assets Consist Of:
Paid in capital	$20,953,275
Accumulated losses	(2,977,863)
NET ASSETS	$17,975,412

Net Asset Value Per Share:
Shares:
Net Assets	$17,975,412
Shares of beneficial interest outstanding ($0 par value. unlimited shares authorized)	670,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.83

See accompanying notes to financial statements.

GGM Macro Alignment ETF

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2025

INVESTMENT INCOME
Dividends	$481,662
TOTAL INVESTMENT INCOME	481,662

EXPENSES
Investment advisory fees	151,400
TOTAL EXPENSES	151,400

NET INVESTMENT INCOME	330,262

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(3,318,597)
In-kind redemptions	2,313,015
Realized loss on investments	(1,005,582)

Net change in unrealized depreciation on:
Investments	(503,397)
Unrealized depreciation on investments	(503,397)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(1,508,979)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,178,717)

See accompanying notes to financial statements.

GGM Macro Alignment ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2025	Period Ended August 31, 2024 (a)
FROM OPERATIONS
Net investment income	$330,262	$191,530
Net realized loss from investments	(3,318,597)	(451,251)
Net realized gain from in-kind redemptions	2,313,015	1,854,965
Net change in unrealized appreciation/(depreciation) on investments	(503,397)	1,144,865
Net increase/(decrease) in net assets resulting from operations	(1,178,717)	2,740,109

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(283,875)	(74,841)
Decrease in net assets from distributions to shareholders	(283,875)	(74,841)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	27,849,380	45,957,767
Payments for shares redeemed	(29,945,949)	(27,088,462)
Net increase/(decrease) in net assets from shares of beneficial interest	(2,096,569)	18,869,305

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(3,559,161)	21,534,573

NET ASSETS
Beginning of Period	21,534,573	-
End of Period	$17,975,412	$21,534,573

SHARE ACTIVITY
Shares Sold	950,000	1,740,000
Shares Redeemed	(1,030,000)	(990,000)
Net increase/(decrease) from share activity	(80,000)	750,000

(a)	Commencement of operations was September 25, 2023.

See accompanying notes to financial statements.

GGM Macro Alignment ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	Year Ended August 31, 2025	Period Ended August 31, 2024 (a)
Net asset value, beginning of year/period	$28.71	$24.99

Activity from investment operations:
Net investment income (b)	0.44	0.32
Net realized and unrealized gain/(loss) on investments	(1.94)	3.53
Total from investment operations	(1.50)	3.85

Less distributions from:
Net investment income	(0.38)	(0.13)
Total distributions	(0.38)	(0.13)

Net asset value, end of year/period	$26.83	$28.71

Market price, end of year/period	$26.82	$28.75

Total return (c)	(5.28)%	15.46	%(e)

Market price total return (d)	(5.44)%	15.62	%(e)

Net assets, end of year/period (000s)	$17,975	$21,535

Ratio of expenses to average net assets (h)	0.74%	0.74	%(f)
Ratio of net investment income to average net assets (i)	1.61%	1.27	%(f)

Portfolio Turnover Rate (g)	467%	354	%(e)

(a)	GGM Macro Alignment ETF commencement of operations was September 25, 2023.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.
Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Market price total return is calculated using the closing price and accounts for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(h)	Does not include the Funds’ shares of the expenses of the underlying investment companies in which the Fund invests.
(i)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1.	ORGANIZATION

The GGM Macro Alignment ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 25, 2023. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies. The Fund seeks to provide long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Fund invests in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,688,884	$-	$-	$17,688,884
Total	$17,688,884	$-	$-	$17,688,884

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year August 31, 2024 and expected to be taken in the Fund’s August 31, 2025 tax return. The Fund has identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash – The Fund considers their investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $94,027,452 and $93,622,310 respectively. For the year ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $27,465,777 and $29,788,024 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Effective May 14, 2025, Waverly Advisors, LLC replaced Grant/Gross Mendelsohn, LLC, doing business as GGM Wealth Advisors (“Adviser”), as the investment adviser. The Adviser has engaged Penserra Capital Management LLC as the sub-adviser (the “Sub-Adviser”). For services the Sub-Adviser provides they are compensated by the Adviser. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for costs of borrowing money (including interest expenses), distribution fees or expenses, brokerage expenses, commissions and other transaction expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business in return for a “universal fee”. As compensation for its services the Adviser is entitled to receive an annual fee from the Fund computed and accrued daily and paid monthly, at an annual rate of 0.74% of average daily net assets. For the year ended August 31, 2025, the Fund incurred $151,400 in advisory fees, $109,760 of which was earned by GGM Wealth Advisors and $41,640 of which was earned by Waverly Advisors, LLC.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by the Distributor in connection with activities performed for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser as part of the universal fee pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser as part of the universal fee.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser as part of the universal fee.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$125	2.00%

For the year ended August 31, 2025, the Fund received $0 and $375 in variable and fixed fees, respectively.

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At August 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation/ Depreciation
$17,047,416	$655,043	$(13,575)	$641,468

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal year ended August 31st, 2025, and August 31st, 2024, was as follows:

	Fiscal Period Ended August 31, 2025	Fiscal Period Ended August 31, 2024
Ordinary Income	$283,875	$74,841
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$283,875	$74,841

As of August 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$163,076	$-	$(3,351,138)	$(431,269)	$-	$641,468	$(2,977,863)

Capital losses incurred after October 31st within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $3,351,138.

At August 31st, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$431,269	$-	$431,269	$-

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemption and adjustments for prior year tax returns, resulted in reclassification for the Fund for the fiscal period ended August 31st, 2025, as follows:

Paid in Capital	Accumulated Deficit
$2,325,202	$(2,325,202)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

of Northern Lights Fund Trust II and

Shareholders of GGM Macro Alignment ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of GGM Macro Alignment ETF (the “Fund”), a series of Northern Lights Fund Trust II, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended August 31, 2025 and for the period September 25, 2023 (commencement of operations) through August 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period September 25, 2023 (commencement of operations) through August 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2025

GGM Macro Alignment ETF

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

At a Special Meeting of the Shareholders of the GGM Macro Alignment ETF (the “Fund”), held at the offices of Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on May 14, 2025, Fund shareholders of record as of the close of business on March 14, 2025, voted to approve the following proposal:

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of GGM Macro Alignment ETF, and Waverly Advisors, LLC.

Shares Voted In Favor	Shares Voted Against or Abstentions
702,946	0

Proposal 2: To approve a new investment sub-advisory agreement between Waverly Advisors, LLC and Penserra Capital Management LLC with respect to the GGM Macro Alignment ETF.

Shares Voted In Favor	Shares Voted Against or Abstentions
702,946	0

Remuneration Paid to Directors, Officers and Others

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT AND NEW SUB-ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of a proposed interim advisory agreement (the “Interim Advisory Agreement”) and a proposed new advisory agreement (the “New Advisory Agreement” and together with the Interim Advisory Agreement, the “Advisory Agreements”) each between Waverly Advisors, LLC (“Waverly”) and the Trust on behalf of the GGM Macro Alignment ETF (the “Fund”). The Board further considered the approval of a proposed interim sub-advisory agreement (“Interim Sub-Advisory Agreement”) and proposed new sub-advisory agreement (the “New Sub-Advisory Agreement” and together with the Interim Sub-Advisory Agreement, the “Sub-Advisory Agreements”) each between Waverly and Penserra Capital Management, LLC (“Penserra”) on behalf of the Fund

Based on their evaluation of the information provided by Waverly and Penserra, in conjunction with the Fund’s other service providers, the Board, by unanimous votes (including separate votes of the Independent Trustees), approved the Advisory Agreements and Sub-Advisory Agreements each with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the proposed approval of the Advisory Agreements and Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreements and Sub-Advisory Agreements, a memorandum prepared by independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreements and Sub-Advisory Agreements and comparative information relating to the advisory fee and other expenses of the Fund. The materials

GGM Macro Alignment ETF

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

also included due diligence materials relating to Waverly and Penserra (including due diligence questionnaires completed by Waverly and Penserra, select financial information of Waverly and Penserra, bibliographic information regarding Waverly’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management. In considering the approval of the Advisory Agreements and Sub-Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreements and Sub-Advisory Agreements was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements and Sub-Advisory Agreements

Advisory Agreements

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the proposed approval of the Advisory Agreements with respect to the Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the approval of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services to be provided by Waverly to the Fund, the Board first discussed the Transaction and its effect on GGM Wealth Advisors (“GGM”) and Waverly. The Board reviewed materials provided by GGM and Waverly related to the Transaction as well as the Interim Advisory Agreement and the New Advisory Agreement with the Trust. The Board also reviewed other materials provided by GGM and Waverly, including a description of the manner in which investment decisions will be made and executed, its processes to conduct oversight of the sub-adviser, Penserra, and a review of the professional personnel that would perform services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process, noting that the same individuals managing the Fund at GGM would continue to do so at Waverly and that the Board was familiar with their experience and track record. The Board then discussed the extent of Waverly’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel noting that the personnel managing the Fund would now be part of a larger firm with access to additional resources and expertise. The Board considered Waverly’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that none of the personnel responsible for the management of the Fund would change but could be augmented by additional personnel at Waverly, and that the investment process and day-to-day operations of the Fund would remain unchanged. The Board reviewed and discussed the compliance program of Waverly and was advised by the Trust’s CCO that Waverly was still in process of adopting certain procedures from GGM’s compliance manual to address advising a registered investment company and the CCO represented that he would review and monitor changes to the compliance program to address the 1940 Act and report to the Board regarding these changes. Additionally, the Board received satisfactory responses from representatives of Waverly with respect to a series of important questions, including whether Waverly was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether Waverly has procedures in place to adequately allocate trades among its respective clients. The Board considered that, under the terms of the Interim Advisory Agreement and New Advisory Agreement, Waverly, subject to the supervision of the Board, would continue to provide the Fund with investment advice and supervision and would continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Board reviewed the descriptions provided by Waverly of its practices for monitoring compliance with the Fund’s investment limitations, noting that Waverly’s CCO had a program in place to continually review the portfolio managers’

GGM Macro Alignment ETF

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

performance of their duties with respect to the Fund to ensure compliance under Waverly’s compliance program. The Board then reviewed the capitalization of Waverly based on financial information and other materials provided by Waverly and discussed such materials with Waverly. The Board concluded that Waverly was sufficiently well-capitalized in order for Waverly to meet its obligations to the Fund. The Board also concluded that Waverly had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Interim Advisory Agreement and New Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Waverly after the Transaction were satisfactory. The Board concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Fund under the GGM Advisory Agreement and did not expect them to change materially under the Interim Advisory Agreement or the New Advisory Agreement.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark, the S&P 500 TR Index, for the one year and since inception periods ended December 31, 2024, noting that the Fund had underperformed its peer group median, Morningstar category median and benchmark for each of the periods but that performance was still positive. The Board noted that, although Waverly would be a new investment adviser for the Fund, consideration of the past performance of the Fund was relevant in connection with the consideration of Waverly as the Fund’s new investment adviser because the GGM personnel currently managing the Fund would be retained by Waverly and continue to manage the Fund at Waverly and there would be no material change in the way the Fund is currently managed. After further discussion, the Board concluded that overall, the Fund’s past performance was acceptable, but that the Board would continue to monitor the performance of the Fund. Fees and Expenses. As to the costs of the services to be provided by Waverly, the Board reviewed and discussed the advisory fee for the Fund which was structured as a unitary fee and the total operating expenses for the Fund as compared to its respective peer group and Morningstar category as presented in the Board Materials noting that the unitary fee was in line with the average contractual management fees and net operating expenses of the funds in its peer group and Morningstar category with the net fee being slightly above the peer group and Morningstar category median but slightly below the peer group and Morningstar category average. The Board reviewed the contractual arrangements for the Fund, noting that under the unitary fee structure, Waverly will pay substantially all expenses of the Fund, including the cost of sub-advisory fee, transfer agency, custody, fund administration, legal, audit, trustees and other services, but not costs for borrowing, including interest expenses, distribution fees or expenses, brokerage expenses, commissions or other transaction expenses, taxes and extraordinary expenses, such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Board concluded that the unitary fee to be charged by Waverly with respect to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Waverly with respect to the Fund based on profitability reports and analyses reviewed by the Board and the selected financial information of Waverly provided by Waverly. After review and discussion, the Board concluded that based on the services provided or paid for by Waverly, the current assets of the Fund, profits from Waverly’s relationship with the Fund were not anticipated to be excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund and noted that Waverly anticipates that the realization of economies of scale would require a significant growth of assets in the Fund. The Board also discussed the current size of the Fund, along with Waverly’s expectations for growth, and concluded that any further material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Waverly and GGM as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement and New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of each of the Interim Advisory Agreement and New Advisory Agreement are reasonable; (b) the investment advisory fee payable pursuant to each of the Interim Advisory Agreement and New

GGM Macro Alignment ETF

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

Advisory Agreement is not unreasonable; and (c) the Interim Advisory Agreement and New Advisory Agreement are each in the best interests of the Fund and its shareholders.

Sub-Advisory Agreements

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreements with respect to the Fund. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Penserra, including the experience and qualifications of the personnel providing such services; (ii) Penserra’s trading and execution process; and (iii) Penserra’s financial condition, history of operations and ownership structure. In considering the approval of the Sub-Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Penserra, the Board noted the experience of the portfolio management personnel of Penserra, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Penserra and reviewed supporting materials. The Board reviewed the materials prepared by Penserra describing its trading and execution process and noted Penserra’s considerable experience executing, settling and reporting trades, adjusting baskets and coordinating custom baskets for ETFs. The Board concluded that Penserra had sufficient quality and depth of personnel and resources essential to performing its duties under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement and that the nature, overall quality and extent of services to be provided to the Fund appear to be satisfactory.

Performance. With respect to performance, the Board noted that Penserra would be primarily responsible for executing the investment decisions of Waverly rather than managing the Fund’s portfolio. Accordingly, the Board did not consider performance to be a significant factor with respect to evaluating Penserra.

Fees and Expenses. As to the costs of the services provided by Penserra, the Board discussed the sub-advisory fee and considered that Penserra will be paid by Waverly out of its unitary fee and not by the Fund. The Board also looked at the advisory fee split between Waverly and Penserra and concluded that the sub-advisory fee paid to Penserra was not unreasonable in light of the quality of the services to be performed.

Profitability. As to profitability, the Board discussed and noted that Penserra will receive no compensation from Waverly, other than the sub-advisory fee earned pursuant to the New Sub-Advisory Agreement. The Board further noted that the sub-advisory fee will be paid by Waverly out of the unitary fee that it receives and not directly by the Fund. While the Board did not consider the costs of services provided by Penserra or its profitability to be significant factors, nonetheless, based on all these factors and on profitability estimates and analyses provided by Penserra and reviewed by the Board, the Board concluded that anticipated profits from Penserra’s relationship with the Fund were not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by the Fund, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to Waverly.

Conclusion. Having requested and received such information from Penserra as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Sub-Advisory Agreements are reasonable; (b) the sub-advisory fee payable pursuant to each of the Sub-Advisory Agreements is not unreasonable; and (c) the Sub-Advisory Agreements are each in the best interests of the Fund and its shareholders.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-966-9991 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-966-9991.

Investment Adviser

Waverly Advisors, LLC

600 University Park Place, Suite 501
Birmingham, AL 35209

Trading Sub-Adviser

Penserra Capital Management LLC
4 Orinda Way, Suite 100

Orinda, CA 94563

Administrator

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(b)	Financial Highlights are included in Item 7(a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 (a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 (a)

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/5/25

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	11/5/25